Statement of Changes in Stockholders' Equity (Deficit) - USD ($)		Banner Midstream Corp. [Member] Common Stock [Member]	Banner Midstream Corp. [Member] Additional Paid-in Capital [Member]	Banner Midstream Corp. [Member] Retained Earnings [Member]	Banner Midstream Corp. [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]		Total
Balance (in shares) at Mar. 31, 2020	[1]	51,987,832
Balance at Mar. 31, 2020	[1]	$ 51,988	$ 3,354,346	$ 51,657	$ 3,457,991
Advances by Ecoark Holdings, Inc. (*)		0	6,614,217	0	6,614,217
Cost allocations from Ecoark Holdings, Inc.		0	1,171,580	0	1,171,580
Net income (loss)		$ 0	0	(7,616,472)	(7,616,472)
Balance (in shares) at Mar. 31, 2021		51,987,832				51,987,832	[1]
Balance at Mar. 31, 2021		$ 51,988	11,140,143	(7,564,815)	3,627,316	$ 51,988	[1]	$ 11,140,143	[1]	$ (7,564,815)	[1]	$ 3,627,316	[1]
Advances by Ecoark Holdings, Inc. (*)						0		(19,110)		0		(19,110)
Cost allocations from Ecoark Holdings, Inc.						0		(974,485)		0		(974,485)
Net income (loss)						$ 0		0		939,927		939,927
Balance (in shares) at Jun. 30, 2021						51,987,832
Balance at Jun. 30, 2021						$ 51,988		10,146,548		(6,624,888)		3,573,648
Balance (in shares) at Mar. 31, 2021		51,987,832				51,987,832	[1]
Balance at Mar. 31, 2021		$ 51,988	11,140,143	(7,564,815)	3,627,316	$ 51,988	[1]	11,140,143	[1]	(7,564,815)	[1]	3,627,316	[1]
Net income (loss)												4,060,056
Balance (in shares) at Dec. 31, 2021						51,987,832
Balance at Dec. 31, 2021						$ 51,988		8,325,255		(3,504,759)		4,872,484
Balance (in shares) at Mar. 31, 2021		51,987,832				51,987,832	[1]
Balance at Mar. 31, 2021		$ 51,988	11,140,143	(7,564,815)	3,627,316	$ 51,988	[1]	11,140,143	[1]	(7,564,815)	[1]	3,627,316	[1]
Advances by Ecoark Holdings, Inc. (*)		0	2,163,328	0	2,163,328
Cost allocations from Ecoark Holdings, Inc.		0	(2,954,442)	0	(2,954,442)
Net income (loss)		0		4,806,042	4,806,042
Stock based compensation		$ 0
Balance (in shares) at Mar. 31, 2022		51,987,832				51,987,832
Balance at Mar. 31, 2022		$ 51,988	10,349,029	(2,758,773)	7,642,244	$ 51,988		10,349,029		(2,758,773)		7,642,244
Balance (in shares) at Jun. 30, 2021						51,987,832
Balance at Jun. 30, 2021						$ 51,988		10,146,548		(6,624,888)		3,573,648
Advances by Ecoark Holdings, Inc. (*)						0		2,610,261		0		2,610,261
Cost allocations from Ecoark Holdings, Inc.						0		863,562		0		863,562
Net income (loss)						$ 0		0		(1,225,354)		(1,225,354)
Balance (in shares) at Sep. 30, 2021						51,987,832
Balance at Sep. 30, 2021						$ 51,988		13,620,371		(7,850,242)		5,822,117
Advances by Ecoark Holdings, Inc. (*)						0		(219,284)		0		(219,284)
Cost allocations from Ecoark Holdings, Inc.						0		(5,075,832)		0		(5,075,832)
Net income (loss)						$ 0		0		4,345,483		4,345,483
Balance (in shares) at Dec. 31, 2021						51,987,832
Balance at Dec. 31, 2021						$ 51,988		8,325,255		(3,504,759)		4,872,484
Balance (in shares) at Mar. 31, 2022		51,987,832				51,987,832
Balance at Mar. 31, 2022		$ 51,988	10,349,029	(2,758,773)	7,642,244	$ 51,988		10,349,029		(2,758,773)		7,642,244
Advances by Ecoark Holdings, Inc. (*)						0		392,484		0		392,484
Net income (loss)						$ 0		0		(1,636,771)		(1,636,771)
Balance (in shares) at Jun. 30, 2022						51,987,832
Balance at Jun. 30, 2022						$ 51,988		10,741,513		(4,395,544)		6,397,957
Balance (in shares) at Mar. 31, 2022		51,987,832				51,987,832
Balance at Mar. 31, 2022		$ 51,988	$ 10,349,029	$ (2,758,773)	$ 7,642,244	$ 51,988		10,349,029		(2,758,773)		7,642,244
Net income (loss)												(6,291,662)
Balance (in shares) at Dec. 31, 2022						78,268,332
Balance at Dec. 31, 2022						$ 78,268		14,869,041		(9,050,437)		5,896,872
Balance (in shares) at Jun. 30, 2022						51,987,832
Balance at Jun. 30, 2022						$ 51,988		10,741,513		(4,395,544)		6,397,957
Advances by Ecoark Holdings, Inc. (*)						0		1,441,543		0		1,441,543
Net income (loss)						$ 0		0		(3,836,919)		(3,836,919)
Balance (in shares) at Sep. 30, 2022						74,268,332
Balance at Sep. 30, 2022						$ 74,268		14,794,291		(8,582,227)		6,286,332
Net income (loss)						0		0		(468,210)		(468,210)
Stock based compensation						$ 0		18,750		0		18,750
Balance (in shares) at Dec. 31, 2022						78,268,332
Balance at Dec. 31, 2022						$ 78,268		$ 14,869,041		$ (9,050,437)		$ 5,896,872

[1]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark Holdings that were exchanged for the capital stock.